UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Diversified Income Fund

QUARTERLY REPORT

May 31, 2011

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par		Value ($)
Bonds – 53.2%
Aerospace – 0.6%
BE Aerospace, Inc., 8.5%, 2018		$635,000	$703,222
Bombardier, Inc., 7.5%, 2018 (n)		980,000	1,097,600
Bombardier, Inc., 7.75%, 2020 (n)		180,000	203,400
CPI International Acquisition, Inc., 8%, 2018 (n)		80,000	80,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		240,000	202,200
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	135,275
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$590,000	615,813

			$3,038,010

Agency - Other – 0.6%
Financing Corp., 9.4%, 2018		$965,000	$1,358,041
Financing Corp., 10.35%, 2018		715,000	1,062,412
Financing Corp., STRIPS, 0%, 2017		860,000	722,985

			$3,143,438

Airlines – 0.0%
Tam Capital 3, Inc., 8.375%, 2021 (z)		$234,000	$239,277

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016		$215,000	$233,275
Hanesbrands, Inc., 6.375%, 2020		100,000	98,250
Phillips-Van Heusen Corp., 7.375%, 2020		425,000	459,000

			$790,525

Asset-Backed & Securitized – 0.2%
Citigroup Commercial Mortgage Trust, FRN, 5.698%, 2049		$198,555	$126,826
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		100,000	106,759
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		199,556	214,899
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		183,193	184,109
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049		124,877	136,969
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.988%, 2051		105,201	112,174
Wachovia Bank Commercial Mortgage Trust, FRN, 5.753%, 2047		116,771	51,251

			$932,987

Automotive – 1.2%
Accuride Corp., 9.5%, 2018		$555,000	$609,113
Allison Transmission, Inc., 11%, 2015 (n)		520,000	559,000
Allison Transmission, Inc., 7.125%, 2019 (n)		500,000	496,250
Automotores Gildemeister S.A., 8.25%, 2021 (z)		115,000	118,306
Ford Motor Credit Co. LLC, 8%, 2014		690,000	774,985
Ford Motor Credit Co. LLC, 12%, 2015		1,980,000	2,530,527
General Motors Financial Co., Inc., 6.75%, 2018 (z)		120,000	120,912
Goodyear Tire & Rubber Co., 10.5%, 2016		376,000	425,820
Jaguar Land Rover PLC, 8.125%, 2021 (z)		520,000	530,400

			$6,165,313

Basic Industry – 0.0%
Trimas Corp., 9.75%, 2017		$155,000	$172,244

Broadcasting – 1.2%
Allbritton Communications Co., 8%, 2018		$400,000	$417,000
Citadel Broadcasting Corp., 7.75%, 2018 (n)		35,000	37,844
Gray Television, Inc., 10.5%, 2015		70,000	74,375
Inmarsat Finance PLC, 7.375%, 2017 (n)		460,000	487,600
Intelsat Bermuda Ltd., 11.25%, 2017		360,000	388,800
Intelsat Jackson Holdings Ltd., 9.5%, 2016		1,430,000	1,501,500
Intelsat Jackson Holdings Ltd., 11.25%, 2016		115,000	121,900
Lamar Media Corp., 6.625%, 2015		250,000	255,625

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
LBI Media, Inc., 8.5%, 2017 (z)	$125,000	$105,313
Liberty Media Corp., 8.5%, 2029	290,000	284,200
Local TV Finance LLC, 9.25%, 2015 (p)(z)	413,826	413,826
Newport Television LLC, 13%, 2017 (n)(p)	85,301	87,451
Nexstar Broadcasting, Inc., 7%, 2014 (p)	244,997	245,303
Salem Communications Corp., 9.625%, 2016	22,000	23,595
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	395,000	441,413
Sinclair Broadcast Group, Inc., 8.375%, 2018	30,000	32,025
SIRIUS XM Radio, Inc., 13%, 2013 (n)	150,000	178,500
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	405,000	452,588
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	395,000	419,688
Univision Communications, Inc., 6.875%, 2019 (n)	210,000	210,000
Univision Communications, Inc., 7.875%, 2020 (n)	95,000	100,700
Young Broadcasting, Inc., 8.75%, 2014 (d)	110,000	0

		$6,279,246

Brokerage & Asset Managers – 0.2%
E*TRADE Financial Corp., 7.875%, 2015	$135,000	$139,219
E*TRADE Financial Corp., 12.5%, 2017	685,000	823,713

		$962,932

Building – 0.9%
Building Materials Holding Corp., 6.875%, 2018 (n)	$150,000	$153,000
Building Materials Holding Corp., 7%, 2020 (n)	60,000	62,700
Building Materials Holding Corp., 6.75%, 2021 (n)	145,000	146,088
CEMEX Finance LLC, 9.5%, 2016 (n)	435,000	464,906
CEMEX S.A.B. de C.V., 9%, 2018 (n)	1,064,000	1,109,220
CEMEX S.A.B. de C.V., FRN, 5.301%, 2015 (n)	1,155,000	1,142,006
Nortek, Inc., 10%, 2018 (n)	65,000	67,600
Nortek, Inc., 8.5%, 2021 (n)	545,000	519,794
Odebrecht Finance Ltd., 6%, 2023 (n)	204,000	204,612
Owens Corning, 9%, 2019	730,000	874,144

		$4,744,070

Business Services – 0.3%
First Data Corp., 12.625%, 2021 (n)	$150,000	$163,125
Interactive Data Corp., 10.25%, 2018 (n)	290,000	322,625
Iron Mountain, Inc., 6.625%, 2016	190,000	190,000
SunGard Data Systems, Inc., 10.25%, 2015	612,000	636,480
SunGard Data Systems, Inc., 7.375%, 2018	95,000	96,900
SunGard Data Systems, Inc., 7.625%, 2020	110,000	114,125

		$1,523,255

Cable TV – 1.2%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$55,000	$58,231
Cablevision Systems Corp., 8.625%, 2017	365,000	411,538
CCH II LLC, 13.5%, 2016	525,000	624,750
CCO Holdings LLC, 7.875%, 2018	335,000	355,100
CCO Holdings LLC, 8.125%, 2020	230,000	248,688
Cequel Communications Holdings, 8.625%, 2017 (n)	210,000	223,125
Charter Communications Operating LLC, 10.875%, 2014 (n)	145,000	160,950
CSC Holdings LLC, 8.5%, 2014	625,000	700,000
CSC Holdings LLC, 8.5%, 2015	305,000	330,925
Insight Communications Co., Inc., 9.375%, 2018 (n)	265,000	296,800
Mediacom LLC, 9.125%, 2019	275,000	298,375
Myriad International Holdings B.V., 6.375%, 2017 (n)	983,000	1,065,670

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Cable TV – continued
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	100,000	$137,974
UPCB Finance III Ltd., 6.625%, 2020 (n)		$470,000	468,825
Videotron LTEE, 6.875%, 2014		110,000	111,513
Virgin Media Finance PLC, 9.125%, 2016		300,000	316,500
Virgin Media Finance PLC, 9.5%, 2016		400,000	457,000

			$6,265,964

Chemicals – 1.2%
Ashland, Inc., 9.125%, 2017		$235,000	$267,900
Celanese U.S. Holdings LLC, 6.625%, 2018		570,000	600,638
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018		425,000	456,344
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020		55,000	59,125
Huntsman International LLC, 8.625%, 2021		635,000	710,406
Lyondell Chemical Co., 8%, 2017 (n)		92,000	103,500
Lyondell Chemical Co., 11%, 2018		1,820,286	2,050,097
Momentive Performance Materials, Inc., 12.5%, 2014		209,000	229,900
Momentive Performance Materials, Inc., 11.5%, 2016		449,000	483,798
Polypore International, Inc., 7.5%, 2017 (n)		295,000	313,438
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		552,000	571,169
Solutia, Inc., 7.875%, 2020		265,000	291,500

			$6,137,815

Computer Software – 0.0%
Syniverse Holdings, Inc., 9.125%, 2019 (n)		$160,000	$171,400

Computer Software - Systems – 0.0%
Eagle Parent, Inc., 8.625%, 2019 (z)		$185,000	$187,081

Conglomerates – 0.3%
Amsted Industries, Inc., 8.125%, 2018 (n)		$305,000	$323,300
Griffon Corp., 7.125%, 2018 (n)		340,000	346,800
Pinafore LLC, 9%, 2018 (n)		800,000	878,000

			$1,548,100

Construction – 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)		$616,000	$671,440

Consumer Products – 0.3%
ACCO Brands Corp., 10.625%, 2015		$20,000	$22,450
ACCO Brands Corp., 7.625%, 2015		70,000	70,963
Easton-Bell Sports, Inc., 9.75%, 2016		245,000	275,013
Elizabeth Arden, Inc., 7.375%, 2021		160,000	168,000
Jarden Corp., 7.5%, 2020		370,000	394,050
Libbey Glass, Inc., 10%, 2015		319,000	347,710
Visant Corp., 10%, 2017		165,000	174,488

			$1,452,674

Consumer Services – 0.3%
KAR Holdings, Inc., 10%, 2015		$148,000	$155,770
Realogy Corp., 10.5%, 2014		120,000	123,000
Realogy Corp., 11.5%, 2017 (n)		210,000	221,550
Service Corp. International, 6.75%, 2015		60,000	64,425
Service Corp. International, 7%, 2017		625,000	680,469
Service Corp. International, 7%, 2019		325,000	344,094

			$1,589,308

Containers – 0.5%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014		$315,000	$326,813
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018		160,000	174,400

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Greif, Inc., 6.75%, 2017	$220,000	$233,750
Greif, Inc., 7.75%, 2019	220,000	242,000
Owens-Illinois, Inc., 7.375%, 2016	115,000	127,075
Packaging Dynamics Corp., 8.75%, 2016 (z)	95,000	99,394
Reynolds Group, 7.75%, 2016 (n)	345,000	369,150
Reynolds Group, 7.125%, 2019 (n)	105,000	109,200
Reynolds Group, 9%, 2019 (n)	640,000	679,200
Reynolds Group, 8.25%, 2021 (n)	115,000	117,013

		$2,477,995

Defense Electronics – 0.1%
ManTech International Corp., 7.25%, 2018	$400,000	$422,000

Electronics – 0.2%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$170,000	$193,588
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	225,000	250,875
Jabil Circuit, Inc., 7.75%, 2016	140,000	158,550
Sensata Technologies B.V., 6.5%, 2019 (z)	300,000	303,375

		$906,388

Emerging Market Quasi-Sovereign – 3.5%
Banco do Brasil S.A., 5.875%, 2022 (z)	$2,728,000	$2,676,714
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,236,000	1,211,020
Banco Nacional de Desenvolvimento Economico e Social, 6.5%, 2019	509,000	563,718
Biz Finance PLC, 8.375%, 2015	621,000	653,603
BNDES Participacoes S.A., 6.5%, 2019 (n)	248,000	274,660
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (z)	205,000	206,245
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	349,000	335,561
Development Bank of Kazakhstan, 5.5%, 2015 (n)	1,000,000	1,053,620
Ecopetrol S.A., 7.625%, 2019	201,000	238,436
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	786,000	793,927
Gaz Capital S.A., 8.125%, 2014 (n)	784,000	900,487
Gaz Capital S.A., 9.25%, 2019	333,000	420,013
Majapahit Holding B.V., 7.75%, 2020	454,000	530,045
Novatek Finance Ltd., 6.604%, 2021 (n)	998,000	1,057,381
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (z)	1,029,000	1,033,897
Pemex Project Funding Master Trust, 6.625%, 2035	351,000	366,087
Pertamina PT, 5.25%, 2021 (z)	214,000	210,790
Petrobras International Finance Co., 7.875%, 2019	566,000	680,072
Petrobras International Finance Co., 5.375%, 2021	1,843,000	1,891,012
Petrobras International Finance Co., 6.75%, 2041	139,000	147,900
Petroleos Mexicanos, 8%, 2019	160,000	196,000
Petroleos Mexicanos, 6%, 2020	223,000	241,844
Petroleos Mexicanos, 6.5%, 2041 (z)	150,000	150,870
PTTEP Canada International Finance Ltd., 5.692%, 2021 (n)	710,000	724,129
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	423,612	461,737
Transnet Ltd., 4.5%, 2016 (n)	202,000	209,078
VEB Finance Ltd., 6.902%, 2020 (n)	521,000	561,200
VTB Capital S.A., 6.465%, 2015 (n)	179,000	190,945
VTB Capital S.A., 6.551%, 2020 (n)	478,000	487,973

		$18,468,964

Emerging Market Sovereign – 3.2%
Dominican Republic, 7.5%, 2021 (n)	$517,000	$542,850
Government of Ukraine, 6.875%, 2015 (n)	782,000	811,325
Government of Ukraine, 7.95%, 2021 (n)	898,000	924,940

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Argentina, 8.75%, 2017	$1,146,000	$1,183,245
Republic of Colombia, 7.375%, 2017	187,000	225,709
Republic of Colombia, 7.375%, 2019	233,000	287,988
Republic of Croatia, 6.375%, 2021 (n)	247,000	254,874
Republic of Hungary, 6.375%, 2021	1,118,000	1,169,708
Republic of Indonesia, 4.875%, 2021 (z)	285,000	289,275
Republic of Indonesia, 8.5%, 2035	193,000	258,138
Republic of Lithuania, 6.125%, 2021 (n)	106,000	114,215
Republic of Panama, 8.875%, 2027	427,000	595,025
Republic of Panama, 9.375%, 2029	188,000	276,360
Republic of Peru, 7.35%, 2025	787,000	952,270
Republic of Philippines, 5.5%, 2026	316,000	318,370
Republic of Philippines, 7.75%, 2031	389,000	478,470
Republic of Philippines, 6.375%, 2034	409,000	441,720
Republic of Poland, 5.125%, 2021	222,000	230,048
Republic of South Africa, 5.5%, 2020	1,035,000	1,128,150
Republic of South Africa, 6.25%, 2041	655,000	712,313
Republic of Sri Lanka, 6.25%, 2020 (n)	101,000	101,000
Republic of Turkey, 5.625%, 2021	1,038,000	1,088,603
Republic of Uruguay, 8%, 2022	426,000	542,724
Republic of Uruguay, 7.625%, 2036	304,000	375,440
Republic of Venezuela, 12.75%, 2022	543,000	466,980
Republic of Venezuela, 9.25%, 2027	1,659,000	1,177,890
Republic of Vietnam, 6.875%, 2016	994,000	1,065,999
United Mexican States, 5.625%, 2017	306,000	343,944
United Mexican States, 5.75%, 2110	82,000	76,383

		$16,433,956

Energy - Independent – 2.3%
ATP Oil & Gas Corp., 11.875%, 2015	$185,000	$192,400
Bill Barrett Corp., 9.875%, 2016	305,000	346,175
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	245,000	260,313
Chaparral Energy, Inc., 8.875%, 2017	385,000	402,325
Concho Resources, Inc., 8.625%, 2017	170,000	185,300
Concho Resources, Inc., 6.5%, 2022	430,000	432,150
Connacher Oil & Gas Ltd., 8.5%, 2019 (z)	215,000	212,313
Continental Resources, Inc., 8.25%, 2019	295,000	324,500
Denbury Resources, Inc., 8.25%, 2020	320,000	353,600
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	255,000	274,763
Harvest Operations Corp., 6.875%, 2017 (n)	520,000	548,600
Hilcorp Energy I LP, 9%, 2016 (n)	490,000	509,600
LINN Energy LLC, 6.5%, 2019 (z)	145,000	145,000
LINN Energy LLC, 8.625%, 2020	375,000	410,625
LINN Energy LLC, 7.75%, 2021 (n)	135,000	142,425
Newfield Exploration Co., 6.625%, 2016	590,000	609,913
Newfield Exploration Co., 6.875%, 2020	115,000	121,900
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (z)	1,993,000	2,039,836
OPTI Canada, Inc., 9.75%, 2013 (n)	145,000	145,906
OPTI Canada, Inc., 8.25%, 2014	490,000	243,775
Petrohawk Energy Corp., 7.25%, 2018	115,000	120,606
Pioneer Natural Resources Co., 6.875%, 2018	280,000	306,920
Pioneer Natural Resources Co., 7.5%, 2020	850,000	965,351
Plains Exploration & Production Co., 7%, 2017	400,000	411,000
QEP Resources, Inc., 6.875%, 2021	590,000	634,250
Quicksilver Resources, Inc., 9.125%, 2019	240,000	262,800

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Independent – continued
Range Resources Corp., 8%, 2019		$265,000	$289,513
SandRidge Energy, Inc., 8%, 2018 (n)		485,000	509,250
Whiting Petroleum Corp., 6.5%, 2018		390,000	405,600

			$11,806,709

Energy - Integrated – 0.2%
CCL Finance Ltd., 9.5%, 2014 (n)		$894,000	$1,037,040

Engineering - Construction – 0.0%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)		$160,000	$161,800

Entertainment – 0.2%
AMC Entertainment, Inc., 8.75%, 2019		$530,000	$569,088
AMC Entertainment, Inc., 9.75%, 2020 (n)		245,000	260,006
Cinemark USA, Inc., 8.625%, 2019		110,000	120,175

			$949,269

Financial Institutions – 1.5%
CIT Group, Inc., 5.25%, 2014 (n)		$425,000	$432,909
CIT Group, Inc., 7%, 2016		1,045,000	1,048,919
CIT Group, Inc., 7%, 2017		1,660,000	1,666,225
CIT Group, Inc., 6.625%, 2018 (n)		364,000	382,755
Credit Acceptance Corp., 9.125%, 2017 (z)		210,000	227,325
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		375,000	390,000
International Lease Finance Corp., 8.75%, 2017		610,000	690,825
International Lease Finance Corp., 7.125%, 2018 (n)		637,000	697,515
International Lease Finance Corp., 8.25%, 2020		55,000	61,738
Nationstar Mortgage LLC, 10.875%, 2015 (n)		515,000	540,750
SLM Corp., 8.45%, 2018		135,000	152,213
SLM Corp., 8%, 2020		885,000	975,982
Springleaf Finance Corp., 6.9%, 2017		695,000	660,250

			$7,927,406

Food & Beverages – 0.3%
ARAMARK Corp., 8.5%, 2015		$160,000	$166,400
B&G Foods, Inc., 7.625%, 2018		560,000	602,000
Pinnacle Foods Finance LLC, 9.25%, 2015		305,000	319,488
Pinnacle Foods Finance LLC, 10.625%, 2017		105,000	112,613
Pinnacle Foods Finance LLC, 8.25%, 2017		85,000	90,206
Sigma Alimentos S.A., 5.625%, 2018 (z)		190,000	193,563
TreeHouse Foods, Inc., 7.75%, 2018		175,000	189,000

			$1,673,270

Forest & Paper Products – 0.7%
Boise, Inc., 8%, 2020		$235,000	$253,800
Cascades, Inc., 7.75%, 2017		350,000	371,000
Fibria Overseas Finance, 6.75%, 2021 (n)		1,060,000	1,127,575
Georgia-Pacific Corp., 7.125%, 2017 (n)		140,000	148,750
Georgia-Pacific Corp., 8%, 2024		130,000	156,650
Georgia-Pacific Corp., 7.25%, 2028		45,000	51,019
Graphic Packaging Holding Co., 7.875%, 2018		130,000	141,700
Inversiones CMPC S.A., 4.75%, 2018 (n)		1,050,000	1,053,024
JSG Funding PLC, 7.75%, 2015		10,000	10,263
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	225,000	337,559

			$3,651,340

Gaming & Lodging – 1.0%
American Casinos, Inc., 7.5%, 2021 (n)		$270,000	$280,125

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Boyd Gaming Corp., 7.125%, 2016		$120,000	$113,250
Firekeepers Development Authority, 13.875%, 2015 (n)		180,000	211,050
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		505,000	253
GWR Operating Partnership LLP, 10.875%, 2017		145,000	158,050
Harrah’s Operating Co., Inc., 11.25%, 2017		615,000	691,875
Harrah’s Operating Co., Inc., 10%, 2018		272,000	251,600
Host Hotels & Resorts, Inc., 6.75%, 2016		560,000	578,200
Host Hotels & Resorts, Inc., 9%, 2017		270,000	305,100
MGM Mirage, 10.375%, 2014		35,000	40,425
MGM Mirage, 11.125%, 2017		495,000	574,200
MGM Resorts International, 11.375%, 2018		165,000	189,750
MGM Resorts International, 9%, 2020		180,000	200,250
Penn National Gaming, Inc., 8.75%, 2019		388,000	423,405
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)		130,000	133,575
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		315,000	345,713
Station Casinos, Inc., 6.5%, 2014 (d)		440,000	44
Station Casinos, Inc., 6.875%, 2016 (d)		475,000	48
Wyndham Worldwide Corp., 6%, 2016		100,000	106,820
Wyndham Worldwide Corp., 7.375%, 2020		190,000	213,743
Wynn Las Vegas LLC, 7.75%, 2020		390,000	427,538

			$5,245,014

Industrial – 0.3%
Altra Holdings, Inc., 8.125%, 2016		$230,000	$248,975
Dematic S.A., 8.75%, 2016 (z)		285,000	289,275
Diversey, Inc., 8.25%, 2019		230,000	248,400
Hillman Group, Inc., 10.875%, 2018 (z)		170,000	187,000
Hyva Global B.V., 8.625%, 2016 (n)		200,000	205,000
Mueller Water Products, Inc., 7.375%, 2017		55,000	55,138
Mueller Water Products, Inc., 8.75%, 2020		253,000	283,360

			$1,517,148

Insurance – 0.3%
ING Capital Funding Trust III, FRN, 3.907%, 2049		$340,000	$328,083
ING Groep N.V., 5.775% to 2015, FRN to 2049		990,000	920,700
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		300,000	381,000

			$1,629,783

Insurance - Property & Casualty – 0.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$450,000	$609,750
USI Holdings Corp., 9.75%, 2015 (z)		205,000	210,125
XL Group PLC, 6.5% to 2017, FRN to 2049		800,000	755,000

			$1,574,875

International Market Sovereign – 0.1%
Republic of Ireland, 4.5%, 2020	EUR	190,000	$179,421
Republic of Ireland, 5.4%, 2025	EUR	145,000	136,699

			$316,120

Local Authorities – 0.0%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043		$115,000	$120,298
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040		15,000	15,539
University of California Rev. (Build America Bonds), 5.77%, 2043		60,000	61,075

			$196,912

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.3%
Case Corp., 7.25%, 2016	$85,000	$92,756
Case New Holland, Inc., 7.875%, 2017 (n)	900,000	1,001,250
Rental Service Corp., 9.5%, 2014	97,000	101,608
RSC Equipment Rental, Inc., 8.25%, 2021	230,000	237,475

		$1,433,089

Major Banks – 0.5%
Bank of America Corp., 8% to 2018, FRN to 2049	$1,375,000	$1,477,644
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	460,000	506,630
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	100,000	92,500
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	730,000	691,675

		$2,768,449

Medical & Health Technology & Services – 1.5%
Biomet, Inc., 10%, 2017	$185,000	$204,425
Biomet, Inc., 11.125%, 2017 (p)	110,000	122,100
Biomet, Inc., 11.625%, 2017	445,000	499,513
CDRT Merger Sub, Inc., 8.125%, 2019 (z)	115,000	116,006
Davita, Inc., 6.375%, 2018	785,000	803,644
Davita, Inc., 6.625%, 2020	85,000	87,125
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	175,000	200,156
HCA, Inc., 9.25%, 2016	1,265,000	1,350,388
HCA, Inc., 8.5%, 2019	885,000	990,094
HealthSouth Corp., 8.125%, 2020	775,000	852,500
United Surgical Partners International, Inc., 8.875%, 2017	345,000	365,269
United Surgical Partners International, Inc., 9.25%, 2017 (p)	120,000	127,350
Universal Health Services, Inc., 7%, 2018	150,000	156,938
Universal Hospital Services, Inc., 8.5%, 2015 (p)	275,000	284,625
Universal Hospital Services, Inc., FRN, 3.834%, 2015	65,000	62,400
Vanguard Health Systems, Inc., 8%, 2018	965,000	1,006,013
VWR Funding, Inc., 10.25%, 2015 (p)	312,219	326,659

		$7,555,205

Metals & Mining – 1.3%
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	$998,000	$1,140,215
Cloud Peak Energy, Inc., 8.25%, 2017	500,000	545,000
Cloud Peak Energy, Inc., 8.5%, 2019	405,000	451,575
Consol Energy, Inc., 8%, 2017	320,000	350,400
Consol Energy, Inc., 8.25%, 2020	70,000	77,700
Ferrexpo Finance PLC, 7.875%, 2016 (n)	758,000	778,845
Gold Fields Ltd., 4.875%, 2020 (n)	1,093,000	1,063,745
Metinvest B.V., 8.75%, 2018 (n)	335,000	355,070
Novelis, Inc., 8.375%, 2017	255,000	277,950
Novelis, Inc., 8.75%, 2020	60,000	66,300
Southern Copper Corp., 6.75%, 2040	730,000	741,254
Vale Overseas Ltd., 4.625%, 2020	103,000	102,444
Vale Overseas Ltd., 6.875%, 2039	71,000	78,505
Vedanta Resources PLC, 8.25%, 2021 (z)	857,000	861,285

		$6,890,288

Mortgage-Backed – 6.9%
Fannie Mae, 5.503%, 2011	$39,000	$39,439
Fannie Mae, 4.325%, 2013	103,959	108,542
Fannie Mae, 4.35%, 2013	174,276	182,983
Fannie Mae, 4.374%, 2013	124,090	130,213
Fannie Mae, 4.518%, 2013	115,866	121,651

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.159%, 2013	48,817	$52,109
Fannie Mae, 5.37%, 2013	92,833	96,626
Fannie Mae, 4.562%, 2014	75,463	80,605
Fannie Mae, 4.61%, 2014	121,638	130,899
Fannie Mae, 4.76%, 2014	174,062	185,713
Fannie Mae, 4.88%, 2014	98,268	106,213
Fannie Mae, 4.935%, 2014	159,193	170,197
Fannie Mae, 4.56%, 2015	72,315	77,897
Fannie Mae, 4.564%, 2015	269,315	289,407
Fannie Mae, 4.6%, 2015	27,284	29,519
Fannie Mae, 4.69%, 2015	190,574	205,860
Fannie Mae, 4.7%, 2015	206,438	223,818
Fannie Mae, 4.78%, 2015	80,943	88,060
Fannie Mae, 4.79%, 2015	122,533	133,307
Fannie Mae, 4.81%, 2015	182,367	198,583
Fannie Mae, 4.85%, 2015	175,921	190,851
Fannie Mae, 4.86%, 2015	156,810	169,908
Fannie Mae, 4.925%, 2015	416,975	454,693
Fannie Mae, 5.034%, 2015	126,989	139,255
Fannie Mae, 5.1%, 2015 - 2019	216,993	234,946
Fannie Mae, 5.275%, 2015	129,385	142,535
Fannie Mae, 5.471%, 2015	483,289	535,393
Fannie Mae, 4.5%, 2016 - 2041	2,287,168	2,408,300
Fannie Mae, 5.09%, 2016	64,850	71,229
Fannie Mae, 5.158%, 2016	323,868	357,038
Fannie Mae, 5.273%, 2016	264,884	292,733
Fannie Mae, 5.395%, 2016	107,043	117,517
Fannie Mae, 5.424%, 2016	123,196	136,453
Fannie Mae, 5.45%, 2016	110,000	120,676
Fannie Mae, 5.725%, 2016	231,387	258,036
Fannie Mae, 5.845%, 2016	47,913	52,515
Fannie Mae, 5.93%, 2016	114,328	125,593
Fannie Mae, 3.309%, 2017	448,113	458,817
Fannie Mae, 5.05%, 2017 - 2019	122,743	134,449
Fannie Mae, 5.488%, 2017	246,282	276,068
Fannie Mae, 5.5%, 2017 - 2040	6,395,181	6,949,768
Fannie Mae, 5.505%, 2017	67,429	74,066
Fannie Mae, 6%, 2017 - 2038	2,475,811	2,732,567
Fannie Mae, 6.5%, 2017 - 2037	478,633	541,382
Fannie Mae, 3.8%, 2018	91,672	95,821
Fannie Mae, 3.91%, 2018	119,743	125,813
Fannie Mae, 3.99%, 2018	150,000	157,928
Fannie Mae, 4%, 2018	119,761	126,380
Fannie Mae, 4.19%, 2018	109,790	116,938
Fannie Mae, 5.161%, 2018	219,025	241,485
Fannie Mae, 5.341%, 2018	379,871	423,917
Fannie Mae, 4.67%, 2019	28,000	30,219
Fannie Mae, 4.83%, 2019	73,436	79,695
Fannie Mae, 4.875%, 2019	115,282	126,705
Fannie Mae, 5%, 2019 - 2041	3,736,311	3,989,939
Fannie Mae, 5.08%, 2019	24,361	26,585
Fannie Mae, 3.87%, 2020	72,290	74,118
Fannie Mae, 4.14%, 2020	43,610	45,489
Fannie Mae, 4.5%, 2025	172,616	183,284

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5%, 2017 - 2040	1,392,355	$1,485,548
Freddie Mac, 6%, 2017 - 2038	1,188,762	1,316,528
Freddie Mac, 4.186%, 2019	146,000	153,124
Freddie Mac, 5.085%, 2019	162,000	174,149
Freddie Mac, 2.757%, 2020	296,716	299,744
Freddie Mac, 3.32%, 2020	267,064	275,745
Freddie Mac, 4.224%, 2020	99,963	104,717
Freddie Mac, 4.251%, 2020	230,000	241,461
Freddie Mac, 4.5%, 2024 - 2028	376,513	392,781
Freddie Mac, 5.5%, 2024 - 2038	1,737,760	1,892,137
Freddie Mac, 4%, 2025	1,239,168	1,293,691
Freddie Mac, 6.5%, 2037	211,590	238,766
Freddie Mac, FRN, 3.882%, 2017	235,000	246,958
Ginnie Mae, 5.5%, 2033 - 2040	978,301	1,080,637
Ginnie Mae, 4.5%, 2039 - 2040	788,119	835,588
Ginnie Mae, 5.612%, 2058	326,058	351,360
Ginnie Mae, 6.357%, 2058	265,033	288,793

		$36,142,472

Natural Gas - Distribution – 0.2%
AmeriGas Partners LP, 7.125%, 2016	$205,000	$211,663
Ferrellgas Partners LP, 8.625%, 2020	571,000	628,100

		$839,763

Natural Gas - Pipeline – 0.5%
Atlas Pipeline Partners LP, 8.75%, 2018	$300,000	$324,000
Crosstex Energy, Inc., 8.875%, 2018	500,000	542,500
El Paso Corp., 7%, 2017	545,000	631,867
El Paso Corp., 7.75%, 2032	395,000	481,142
Energy Transfer Equity LP, 7.5%, 2020	505,000	550,450
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	112,000	122,080
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	71,000	74,905

		$2,726,944

Network & Telecom – 0.5%
Cincinnati Bell, Inc., 8.25%, 2017	$260,000	$264,875
Cincinnati Bell, Inc., 8.75%, 2018	180,000	173,700
Citizens Communications Co., 9%, 2031	60,000	62,625
Frontier Communications Corp., 8.25%, 2017	150,000	164,625
Frontier Communications Corp., 8.125%, 2018	365,000	401,044
Qwest Communications International, Inc., 8%, 2015	65,000	71,175
Qwest Communications International, Inc., 7.125%, 2018 (n)	780,000	845,325
Windstream Corp., 8.125%, 2018	150,000	163,688
Windstream Corp., 7.75%, 2020	390,000	419,250
Windstream Corp., 7.75%, 2021	130,000	140,725

		$2,707,032

Oil Services – 0.5%
Afren PLC, 11.5%, 2016 (n)	$200,000	$220,000
Edgen Murray Corp., 12.25%, 2015	155,000	158,875
ENN Energy Holdings Ltd., 6%, 2021 (z)	874,000	883,742
Expro Finance Luxembourg, 8.5%, 2016 (n)	310,000	302,250
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	500,000	515,000
Pioneer Drilling Co., 9.875%, 2018	365,000	395,569
Unit Corp., 6.625%, 2021	70,000	71,050

		$2,546,486

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.2%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,036,000	$1,080,030
Petroplus Holdings AG, 9.375%, 2019 (n)	100,000	102,500

		$1,182,530

Other Banks & Diversified Financials – 1.3%
Alfa Bank, 7.75%, 2021 (z)	$1,194,000	$1,221,235
Banco PanAmericano S.A., 8.5%, 2020 (n)	565,000	608,336
Bancolombia S.A., 5.95%, 2021 (z)	725,000	727,719
Bangkok Bank (Hong Kong), 4.8%, 2020 (n)	477,000	462,956
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)	1,078,000	1,087,433
Capital One Financial Corp., 10.25%, 2039	140,000	148,925
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	130,000	153,370
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	580,000	571,300
Santander UK PLC, 8.963% to 2030, FRN to 2049	549,000	618,833
Turkiye Garanti Bankasi A.S., 6.25%, 2021 (z)	1,306,000	1,279,880

		$6,879,987

Pharmaceuticals – 0.0%
Hypermarcas S.A., 6.5%, 2021 (z)	$191,000	$190,523

Precious Metals & Minerals – 0.0%
ALROSA Finance S.A., 7.75%, 2020 (n)	$203,000	$222,114

Printing & Publishing – 0.1%
American Media, Inc., 13.5%, 2018 (z)	$26,083	$28,300
McClatchy Co., 11.5%, 2017	140,000	153,300
Nielsen Finance LLC, 11.5%, 2016	204,000	241,230
Nielsen Finance LLC, 7.75%, 2018 (n)	85,000	91,163

		$513,993

Railroad & Shipping – 0.1%
Kansas City Southern de Mexico, 6.125%, 2021 (z)	$145,000	$145,725
Kansas City Southern Railway, 8%, 2015	205,000	222,938

		$368,663

Real Estate – 0.7%
CB Richard Ellis Group, Inc., 11.625%, 2017	$235,000	$277,300
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)	140,000	133,700
Country Garden Holding Co., 11.125%, 2018 (n)	1,316,000	1,371,930
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	590,000	649,738
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	215,000	236,500
Kennedy Wilson, Inc., 8.75%, 2019 (n)	235,000	237,938
Longfor Properties Co. Ltd., 9.5%, 2016 (n)	227,000	235,808
MPT Operating Partnership, 6.875%, 2021 (n)	205,000	206,025
Yanlord Land Group Ltd., 10.625%, 2018 (n)	253,000	262,488

		$3,611,427

Restaurants – 0.0%
Dunkin Finance Corp., 9.625%, 2018 (n)	$60,000	$60,524

Retailers – 0.4%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	$185,000	$185,463
Express LLC/Express Finance Corp., 8.75%, 2018	320,000	347,200
Limited Brands, Inc., 6.9%, 2017	110,000	119,900
Limited Brands, Inc., 6.95%, 2033	60,000	55,875
Neiman Marcus Group, Inc., 10.375%, 2015	245,000	257,863
QVC, Inc., 7.375%, 2020 (n)	180,000	193,050
Sally Beauty Holdings, Inc., 10.5%, 2016	85,000	92,225
Toys “R” Us Property Co. II LLC, 8.5%, 2017	625,000	669,531

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Toys “R” Us, Inc., 10.75%, 2017	$175,000	$197,750
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	140,000	144,200

		$2,263,057

Specialty Stores – 0.1%
Michaels Stores, Inc., 11.375%, 2016	$125,000	$135,156
Michaels Stores, Inc., 7.75%, 2018 (n)	445,000	455,013

		$590,169

Telecommunications - Wireless – 2.0%
Clearwire Corp., 12%, 2015 (n)	$550,000	$601,563
Crown Castle International Corp., 9%, 2015	170,000	188,700
Crown Castle International Corp., 7.125%, 2019	985,000	1,049,025
Digicel Group Ltd., 8.25%, 2017 (n)	160,000	168,000
Digicel Group Ltd., 10.5%, 2018 (n)	510,000	576,300
EH Holding Corp., 7.625%, 2021 (z)	85,000	86,913
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	1,142,000	1,190,535
MetroPCS Wireless, Inc., 7.875%, 2018	345,000	371,306
Net Servicos de Comunicacao S.A., 7.5%, 2020	887,000	1,017,833
Nextel Communications, Inc., 7.375%, 2015	210,000	211,313
NII Holdings, Inc., 10%, 2016	140,000	160,650
NII Holdings, Inc., 8.875%, 2019	405,000	448,538
NII Holdings, Inc., 7.625%, 2021	80,000	84,900
SBA Communications Corp., 8%, 2016	55,000	59,744
Sprint Capital Corp., 6.875%, 2028	85,000	82,450
Sprint Nextel Corp., 8.375%, 2017	1,470,000	1,657,425
Sprint Nextel Corp., 8.75%, 2032	185,000	204,194
Telefonica Moviles Chile, 2.875%, 2015 (n)	100,000	99,041
VimpelCom Ltd., 7.748%, 2021 (n)	981,000	1,036,554
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	380,000	441,750
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	400,000	425,000

		$10,161,734

Telephone Services – 0.0%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$105,000	$109,725

Transportation – 0.0%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$149,000	$151,980

Transportation - Services – 0.6%
ACL I Corp., 10.625%, 2016 (p)(z)	$220,000	$212,493
Aguila American Resources Ltd., 7.875%, 2018 (n)	150,000	153,375
American Petroleum Tankers LLC, 10.25%, 2015	213,000	226,313
Commercial Barge Line Co., 12.5%, 2017	555,000	643,800
Hertz Corp., 8.875%, 2014	21,000	21,525
Hertz Corp., 7.5%, 2018 (n)	425,000	446,250
Hertz Corp., 7.375%, 2021 (n)	210,000	217,350
Navios Maritime Acquisition Corp., 8.625%, 2017	285,000	291,413
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	125,000	127,813
Navios Maritime Holdings, Inc., 8.875%, 2017	110,000	117,975
Swift Services Holdings, Inc., 10%, 2018 (n)	425,000	471,750

		$2,930,057

U.S. Government Agencies and Equivalents – 0.2%
Aid-Egypt, 4.45%, 2015	$170,000	$189,380
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	25,000	24,532
Small Business Administration, 6.34%, 2021	199,468	217,960
Small Business Administration, 6.07%, 2022	208,514	227,161

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.16%, 2028	$255,525	$275,186

		$934,219

U.S. Treasury Obligations – 10.4%
U.S. Treasury Bonds, 9.25%, 2016	$47,000	$63,597
U.S. Treasury Bonds, 6.375%, 2027	106,000	139,953
U.S. Treasury Bonds, 5.25%, 2029	5,839,000	6,884,543
U.S. Treasury Bonds, 4.5%, 2036	70,000	74,123
U.S. Treasury Bonds, 4.375%, 2038	638,000	659,433
U.S. Treasury Bonds, 4.5%, 2039	3,132,000	3,288,600
U.S. Treasury Notes, 5.125%, 2011	495,000	496,972
U.S. Treasury Notes, 1.125%, 2012	18,000	18,109
U.S. Treasury Notes, 1.375%, 2012	12,059,900	12,163,072
U.S. Treasury Notes, 1.375%, 2012	750,000	761,133
U.S. Treasury Notes, 3.125%, 2013	305,000	323,205
U.S. Treasury Notes, 4%, 2014	18,000	19,609
U.S. Treasury Notes, 1.875%, 2014	4,868,000	5,024,691
U.S. Treasury Notes, 4%, 2015	1,397,000	1,545,540
U.S. Treasury Notes, 2.125%, 2015	9,692,000	10,031,220
U.S. Treasury Notes, 2.625%, 2018	955,000	971,713
U.S. Treasury Notes, 2.75%, 2019 (f)	7,286,000	7,393,585
U.S. Treasury Notes, 3.125%, 2019	454,000	471,131
U.S. Treasury Notes, 3.5%, 2020	1,210,000	1,271,916
U.S. Treasury Notes, TIPS, 1.281%, 2020	2,270,691	2,390,256

		$53,992,401

Utilities - Electric Power – 1.4%
AES Corp., 8%, 2017	$570,000	$616,313
Calpine Corp., 8%, 2016 (n)	675,000	735,750
Calpine Corp., 7.875%, 2020 (n)	390,000	413,400
Colbun S.A., 6%, 2020 (n)	454,000	479,295
Covanta Holding Corp., 7.25%, 2020	260,000	279,386
Dynegy Holdings, Inc., 7.5%, 2015	110,000	92,675
Dynegy Holdings, Inc., 7.75%, 2019	435,000	317,550
Edison Mission Energy, 7%, 2017	500,000	413,750
EDP Finance B.V., 6%, 2018 (n)	325,000	316,289
Energy Future Holdings Corp., 10%, 2020	225,000	243,598
Energy Future Holdings Corp., 10%, 2020	1,715,000	1,865,333
GenOn Energy, Inc., 9.875%, 2020	590,000	620,975
NRG Energy, Inc., 7.375%, 2017	295,000	311,225
NRG Energy, Inc., 8.25%, 2020	300,000	307,500
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	130,000	131,625

		$7,144,664

Total Bonds		$277,328,563

Common Stocks – 40.1%
Aerospace – 0.4%
Lockheed Martin Corp.	10,690	$832,751
Northrop Grumman Corp.	21,526	1,405,433

		$2,238,184

Automotive – 0.4%
Accuride Corp. (a)	5,511	$72,194
Johnson Controls, Inc.	29,670	1,174,932
Lear Corp.	17,900	909,678

		$2,156,804

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Broadcasting – 0.3%
CBS Corp., “B”	48,800	$1,363,960
New Young Broadcasting Holding Co., Inc. (a)	30	82,500

		$1,446,460

Brokerage & Asset Managers – 0.5%
Blackrock, Inc.	5,402	$1,110,435
CME Group, Inc.	4,390	1,254,486

		$2,364,921

Cable TV – 0.5%
Comcast Corp., “A”	17,190	$433,876
Time Warner Cable, Inc.	27,300	2,108,106

		$2,541,982

Chemicals – 0.6%
E.I. du Pont de Nemours & Co.	37,910	$2,020,603
PPG Industries, Inc.	10,430	925,141

		$2,945,744

Computer Software – 0.3%
Microsoft Corp.	43,860	$1,096,939
Oracle Corp.	14,100	482,502

		$1,579,441

Computer Software - Systems – 0.2%
Seagate Technology PLC	33,950	$570,360
Western Digital Corp. (a)	11,760	431,004

		$1,001,364

Construction – 0.2%
Owens Corning (a)	29,270	$1,118,114

Consumer Products – 0.4%
Avon Products, Inc.	25,920	$770,083
Newell Rubbermaid, Inc.	28,490	507,407
Procter & Gamble Co.	13,710	918,570

		$2,196,060

Electrical Equipment – 0.4%
General Electric Co.	119,762	$2,352,126

Electronics – 0.4%
Intel Corp.	40,257	$906,185
Microchip Technology, Inc.	29,090	1,149,928

		$2,056,113

Energy - Independent – 0.1%
Energy XXI (Bermuda) Ltd. (a)	12,951	$444,349

Energy - Integrated – 2.0%
Chevron Corp.	44,515	$4,670,069
ConocoPhillips	24,210	1,772,656
Exxon Mobil Corp.	25,330	2,114,295
Hess Corp.	8,180	646,465
Marathon Oil Corp.	27,200	1,473,424

		$10,676,909

Food & Beverages – 0.6%
Coca-Cola Co.	10,700	$714,867
Dr Pepper Snapple Group, Inc.	28,450	1,172,140
General Mills, Inc.	11,274	448,367

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
PepsiCo, Inc.	9,860	$701,243

		$3,036,617

Forest & Paper Products – 0.4%
International Paper Co.	21,450	$669,669
Weyerhaeuser Co.	77,096	1,660,648

		$2,330,317

Furniture & Appliances – 0.1%
Whirlpool Corp.	3,540	$296,652

Gaming & Lodging – 0.0%
Royal Caribbean Cruises Ltd. (a)	6,601	$257,439

General Merchandise – 0.4%
Macy’s, Inc.	69,525	$2,007,882

Health Maintenance Organizations – 0.6%
Aetna, Inc.	43,350	$1,893,528
Humana, Inc.	14,420	1,161,243

		$3,054,771

Insurance – 1.9%
ACE Ltd.	14,217	$978,414
Aflac, Inc.	32,560	1,556,042
Allied World Assurance Co.	21,080	1,277,870
Chubb Corp.	20,100	1,318,359
MetLife, Inc.	15,140	667,674
Prudential Financial, Inc.	31,120	1,984,834
Travelers Cos., Inc.	31,090	1,930,067

		$9,713,260

Leisure & Toys – 0.1%
Activision Blizzard, Inc.	39,550	$474,205

Machinery & Tools – 0.1%
Timken Co.	15,450	$797,529

Major Banks – 2.1%
Bank of America Corp.	224,966	$2,643,351
Bank of New York Mellon Corp.	49,450	1,390,040
JPMorgan Chase & Co.	66,650	2,881,946
KeyCorp	148,929	1,261,429
Morgan Stanley	34,020	821,923
PNC Financial Services Group, Inc.	34,000	2,122,280

		$11,120,969

Medical & Health Technology & Services – 0.4%
Cardinal Health, Inc.	13,610	$618,166
McKesson Corp.	14,290	1,223,367

		$1,841,533

Medical Equipment – 0.1%
Medtronic, Inc.	15,610	$635,327

Metals & Mining – 0.2%
Nucor Corp.	21,060	$891,680
Steel Dynamics, Inc.	12,730	217,683

		$1,109,363

Natural Gas - Distribution – 0.3%
NiSource, Inc.	77,330	$1,569,799

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.2%
Williams Cos., Inc.	26,920	$845,019

Network & Telecom – 0.2%
Cisco Systems, Inc.	48,650	$817,320

Oil Services – 0.1%
National Oilwell Varco, Inc.	10,530	$764,267

Other Banks & Diversified Financials – 0.8%
American Express Co.	10,760	$555,216
Capital One Financial Corp.	27,710	1,505,761
Citigroup, Inc.	32,684	1,344,947
Discover Financial Services	39,220	935,005

		$4,340,929

Pharmaceuticals – 1.5%
Abbott Laboratories	24,600	$1,285,350
Johnson & Johnson	37,650	2,533,469
Merck & Co., Inc.	11,273	414,283
Pfizer, Inc.	165,540	3,550,833

		$7,783,935

Pollution Control – 0.2%
Republic Services, Inc.	31,080	$979,642

Printing & Publishing – 0.4%
American Media Operations, Inc. (a)	6,684	$115,901
Moody’s Corp.	47,690	1,903,308

		$2,019,209

Railroad & Shipping – 0.2%
CSX Corp.	13,680	$1,084,824

Real Estate – 18.9%
Alexandria Real Estate Equities, Inc., REIT	37,763	$3,116,958
Associated Estates Realty Corp., REIT	46,668	786,822
Atrium European Real Estate Ltd.	84,309	575,585
AvalonBay Communities, Inc., REIT	22,115	2,942,843
BioMed Realty Trust, Inc., REIT	172,476	3,534,033
Boston Properties, Inc., REIT	37,945	4,111,341
Cousins Properties, Inc., REIT	233,562	2,048,339
Digital Realty Trust, Inc., REIT	61,248	3,820,038
Douglas Emmett, Inc., REIT	82,707	1,740,982
Duke Realty Corp., REIT	130,804	1,967,292
DuPont Fabros Technology, Inc., REIT	70,693	1,847,915
Entertainment Properties Trust, REIT	32,970	1,601,683
Equity Lifestyle Properties, Inc., REIT	35,376	2,078,340
Equity Residential, REIT	73,322	4,533,499
Federal Realty Investment Trust, REIT	21,507	1,884,013
HCP, Inc., REIT	86,128	3,267,696
Home Properties, Inc., REIT	47,010	2,909,919
Host Hotels & Resorts, Inc., REIT	159,158	2,797,998
Kimco Realty Corp., REIT	121,251	2,365,607
Mack-Cali Realty Corp., REIT	40,829	1,443,713
Medical Properties Trust, Inc., REIT	338,667	4,185,924
Mid-America Apartment Communities, Inc., REIT	44,307	3,037,245
Nationwide Health Properties, Inc., REIT	28,395	1,243,701
Parkway Properties, Inc., REIT	149,972	2,753,486
Plum Creek Timber Co. Inc., REIT	66,946	2,712,652

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
ProLogis, REIT	54,702	$905,865
Public Storage, Inc., REIT	53,242	6,300,658
Ramco-Gershenson Properties Trust, REIT	164,964	2,167,627
SEGRO PLC, REIT	57,860	309,552
Simon Property Group, Inc., REIT	94,751	11,186,303
SL Green Realty Corp., REIT	23,321	2,099,123
Starwood Property Trust, Inc., REIT	65,524	1,424,492
Tanger Factory Outlet Centers, Inc., REIT	47,428	1,302,373
Taubman Centers, Inc., REIT	33,535	2,031,215
Ventas, Inc., REIT	49,904	2,814,586
Vornado Realty Trust, REIT	49,003	4,820,915

		$98,670,333

Restaurants – 0.2%
McDonald’s Corp.	11,440	$932,818

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	200	$11,350

Specialty Chemicals – 0.1%
Rockwood Holdings, Inc. (a)	6,320	$332,369

Specialty Stores – 0.4%
Abercrombie & Fitch Co., “A”	14,180	$1,074,419
Foot Locker, Inc.	20,190	503,539
Limited Brands, Inc.	9,970	398,401

		$1,976,359

Telephone Services – 1.3%
AT&T, Inc.	96,070	$3,031,969
CenturyLink, Inc.	44,881	1,938,410
Verizon Communications, Inc.	43,220	1,596,115

		$6,566,494

Tobacco – 0.5%
Altria Group, Inc.	19,850	$556,991
Philip Morris International, Inc.	6,010	431,218
Reynolds American, Inc.	46,640	1,855,339

		$2,843,548

Trucking – 0.1%
United Parcel Service, Inc., “B”	5,480	$402,725

Utilities - Electric Power – 1.0%
AES Corp. (a)	42,060	$545,098
Alliant Energy Corp.	38,660	1,590,086
American Electric Power Co., Inc.	27,031	1,032,584
Integrys Energy Group, Inc.	9,440	494,090
PPL Corp.	41,010	1,156,072
Public Service Enterprise Group, Inc.	13,910	465,985

		$5,283,915

Total Common Stocks		$209,019,290

Floating Rate Loans (g)(r) – 0.1%
Aerospace – 0.0%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$99,506	$101,049

Broadcasting – 0.0%
Gray Television, Inc., Term Loan B, 3.71%, 2014	$69,909	$69,359
Local TV Finance LLC, Term Loan B, 2.31%, 2013	13,078	12,808

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Broadcasting – continued
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015			$67,146	$67,524

				$149,691

Building – 0.0%
Goodman Global, Inc., Second Lien Term Loan, 9%, 2017			$11,206	$11,539

Financial Institutions – 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017			$147,839	$147,608

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$302,859	$2,374
MGM Mirage, Inc., Term Loan E, 7%, 2014			173,226	172,215

				$174,589

Total Floating Rate Loans				$584,476

Convertible Preferred Stocks – 0.1%
Automotive – 0.1%
General Motors Co., 4.75%, 2013			$7,850	$393,285

Insurance – 0.0%
MetLife, Inc., 5%, 2013			$4,270	$353,172

Total Convertible Preferred Stocks				$746,457

Preferred Stocks – 0.2%
Other Banks & Diversified Financials – 0.2%
Ally Financial, Inc., 7% (n)			170	$164,215
Ally Financial, Inc., “A”, 8.5%			18,412	484,972
GMAC Capital Trust I, 8.125%			9,275	243,654

Total Preferred Stocks				$892,841

	Strike Price	First Exercise
Warrants – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	82	$225,500

Put Options Purchased – 0.0%
U.S. Treasury Note 10 year Futures - July 2011 @ $120.50			$5	$703

Money Market Funds (v) – 6.4%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value			33,508,688	$33,508,688

Total Investments				$522,306,518

Other Assets, Less Liabilities – (0.2)%				(967,614)

Net Assets – 100.0%				$521,338,904

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $61,632,537, representing 11.8% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$216,323	$212,493
Alfa Bank, 7.75%, 2021	4/19/11 - 4/20/11	1,201,408	1,221,235
American Media, Inc., 13.5%, 2018	12/28/10	26,486	28,300
Automotores Gildemeister S.A., 8.25%, 2021	5/17/11	115,000	118,306
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11	160,000	161,800
Banco do Brasil S.A., 5.875%, 2022	5/19/11	2,692,439	2,676,714
Bancolombia S.A., 5.95%, 2021	5/24/11	721,658	727,719
CDRT Merger Sub, Inc., 8.125%, 2019	5/13/11	115,000	116,006
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041	4/20/11	200,520	206,245
Connacher Oil & Gas Ltd., 8.5%, 2019	5/20/11	215,000	212,313
Credit Acceptance Corp., 9.125%, 2017	2/28/11	222,178	227,325
Dematic S.A., 8.75%, 2016	4/19/11	289,211	289,275
EH Holding Corp., 7.625%, 2021	5/17/11	85,000	86,913
ENN Energy Holdings Ltd., 6%, 2021	5/06/11	867,679	883,742
Eagle Parent, Inc., 8.625%, 2019	5/11/11 - 5/24/11	186,934	187,081
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	177,734	184,109
General Motors Financial Co., Inc., 6.75%, 2018	5/26/11	120,000	120,912
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	141,760	135,275
Hillman Group, Inc., 10.875%, 2018	3/11/11	185,393	187,000
Hypermarcas S.A., 6.5%, 2021	4/14/11	187,596	190,523
Jaguar Land Rover PLC, 8.125%, 2021	5/12/11 - 5/16/11	530,986	530,400
Kansas City Southern de Mexico, 6.125%, 2021	5/06/11 - 5/09/11	146,272	145,725
LBI Media, Inc., 8.5%, 2017	7/18/07	123,531	105,313
LINN Energy LLC, 6.5%, 2019	5/10/11	143,892	145,000
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 2/16/11	403,003	413,826
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	127,807	127,813
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018	5/26/11	1,993,000	2,039,836
OJSC Russian Agricultural Bank, FRN, 6%, 2021	5/26/11	1,029,000	1,033,897
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	96,461	99,394
Pertamina PT, 5.25%, 2021	5/16/11	209,935	210,790
Petroleos Mexicanos, 6.5%, 2041	5/25/11	148,923	150,870
Republic of Indonesia, 4.875%, 2021	4/27/11	280,052	289,275
Sensata Technologies B.V., 6.5%, 2019	5/06/11 - 5/18/11	302,679	303,375
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11	130,000	133,575
Sigma Alimentos S.A., 5.625%, 2018	4/07/11	188,434	193,563
Tam Capital 3, Inc., 8.375%, 2021	5/26/11	232,055	239,277
Turkiye Garanti Bankasi A.S., 6.25%, 2021	4/14/11	1,294,162	1,279,880
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	199,788	210,125
Vedanta Resources PLC, 8.25%, 2021	5/26/11	857,000	861,285

Total Restricted Securities			$16,686,505
% of Net Assets			3.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

MFS Diversified Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts.

The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$209,399,480	$483,565	$115,901	$209,998,946
Austria	575,585	—	—	575,585
United Kingdom	—	309,552	—	309,552
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	703	58,070,058	—	58,070,761
Non-U.S. Sovereign Debt	—	29,913,538	—	29,913,538
Corporate Bonds	—	100,955,527	—	100,955,527
Residential Mortgage-Backed Securities	—	36,142,472	—	36,142,472
Commercial Mortgage-Backed Securities	—	748,878	—	748,878
Asset-Backed Securities (including CDOs)	—	184,109	—	184,109
Foreign Bonds	—	51,313,986	—	51,313,986
Floating Rate Loans	—	584,476	—	584,476
Mutual Funds	33,508,688	—	—	33,508,688

Total Investments	$243,484,456	$278,706,161	$115,901	$522,306,518

Other Financial Instruments
Futures	$(804)	$—	$—	$(804)
Forward Foreign Currency Exchange Contracts	—	(1,743)	—	(1,743)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Fixed Income Securities
Balance as of 02/28/11	$—	$0
Transfers into level 3	115,901	—

Balance as of 05/31/2011	$115,901	$0

The net change in unrealized appreciation (depreciation) from investment still held as level 3 at May 31, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$483,587,085

Gross unrealized appreciation	$42,042,342
Gross unrealized depreciation	(3,322,909)

Net unrealized appreciation (depreciation)	$38,719,433

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Diversified Income Fund

Supplemental Information (Unaudited) 5/31/11 - continued

(3) Derivative Contracts at 5/31/11

Forward Foreign Currency Exchange Contracts at 5/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	HSBC Bank	143,205	7/12/11	$208,860	$205,891	$2,969

							$2,969

Liability Derivatives
SELL	EUR	Deutsche Bank	92,921	7/12/11	$131,844	$133,596	$(1,752)
SELL	EUR	Goldman Sachs International	98,750	7/12/11	141,957	141,976	(19)
SELL	EUR	UBS AG	243,634	6/15/11 - 7/12/11	347,376	350,317	(2,941)

							$(4,712)

Futures Contracts Outstanding at 5/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	2	$249,688	September-2011	(804)

At May 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	21,088,116	48,487,721	(36,067,149)	33,508,688

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,820	$33,508,688

MFS® Government Securities Fund

QUARTERLY REPORT

May 31, 2011

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
Bonds – 91.4%
Agency - Other – 5.5%
Financing Corp., 10.7%, 2017	$14,360,000	$21,106,788
Financing Corp., 9.4%, 2018	11,750,000	16,535,728
Financing Corp., 9.8%, 2018	14,975,000	21,549,968
Financing Corp., 10.35%, 2018	15,165,000	22,533,537
Financing Corp., STRIPS, 0%, 2017	18,780,000	15,787,970

		$97,513,991

Asset-Backed & Securitized – 1.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$4,260,000	$4,547,948
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	9,314,763	10,030,922
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	5,431,290	5,957,192
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.988%, 2051	5,341,614	5,695,683

		$26,231,745

Local Authorities – 0.5%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$4,855,000	$5,078,670
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	840,000	870,156
University of California Rev. (Build America Bonds), 5.77%, 2043	2,750,000	2,799,280

		$8,748,106

Mortgage-Backed – 44.3%
Fannie Mae, 5.503%, 2011	$1,743,000	$1,762,627
Fannie Mae, 4.73%, 2012	2,587,905	2,690,323
Fannie Mae, 4.77%, 2012 - 2014	2,129,434	2,259,780
Fannie Mae, 4.791%, 2012	878,794	906,469
Fannie Mae, 6.005%, 2012	1,135,786	1,144,567
Fannie Mae, 6.26%, 2012	358,250	365,774
Fannie Mae, 4.325%, 2013	933,032	974,165
Fannie Mae, 4.35%, 2013	849,596	892,040
Fannie Mae, 4.374%, 2013	2,357,709	2,474,038
Fannie Mae, 4.518%, 2013	560,793	588,789
Fannie Mae, 4.543%, 2013	2,544,770	2,664,676
Fannie Mae, 4.845%, 2013	3,508,066	3,706,783
Fannie Mae, 5%, 2013 - 2041	77,678,639	83,047,827
Fannie Mae, 5.06%, 2013 - 2017	3,227,066	3,447,424
Fannie Mae, 5.159%, 2013	2,006,925	2,142,267
Fannie Mae, 5.37%, 2013 - 2018	3,736,669	3,998,530
Fannie Mae, 4.562%, 2014	2,066,319	2,207,098
Fannie Mae, 4.6%, 2014	1,703,683	1,815,065
Fannie Mae, 4.61%, 2014	5,554,264	5,977,110
Fannie Mae, 4.82%, 2014 - 2015	4,930,988	5,351,207
Fannie Mae, 4.839%, 2014	8,017,284	8,602,235
Fannie Mae, 4.872%, 2014	5,180,483	5,485,288
Fannie Mae, 4.92%, 2014	688,578	730,000
Fannie Mae, 4.935%, 2014	739,364	790,470
Fannie Mae, 5.1%, 2014 - 2019	3,553,001	3,838,728
Fannie Mae, 4.56%, 2015	2,205,929	2,376,207
Fannie Mae, 4.564%, 2015	716,006	769,424
Fannie Mae, 4.62%, 2015	3,152,091	3,395,424
Fannie Mae, 4.665%, 2015	1,490,837	1,610,674
Fannie Mae, 4.69%, 2015	1,214,795	1,312,236
Fannie Mae, 4.7%, 2015	2,130,897	2,300,151
Fannie Mae, 4.74%, 2015	1,693,782	1,836,423
Fannie Mae, 4.78%, 2015	1,839,857	2,001,643

1

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4.79%, 2015	1,902,097	$2,069,336
Fannie Mae, 4.81%, 2015	1,586,589	1,727,670
Fannie Mae, 4.815%, 2015	1,943,146	2,113,315
Fannie Mae, 4.85%, 2015	1,362,482	1,478,110
Fannie Mae, 4.87%, 2015	1,298,727	1,413,521
Fannie Mae, 4.89%, 2015	1,202,853	1,307,562
Fannie Mae, 4.925%, 2015	5,459,511	5,953,366
Fannie Mae, 5.471%, 2015	5,296,809	5,867,867
Fannie Mae, 4.5%, 2016 - 2041	48,049,115	50,642,807
Fannie Mae, 5.08%, 2016 - 2019	2,053,313	2,249,810
Fannie Mae, 5.09%, 2016	600,000	657,458
Fannie Mae, 5.158%, 2016	1,202,937	1,326,140
Fannie Mae, 5.27%, 2016	646,593	708,000
Fannie Mae, 5.273%, 2016	1,344,549	1,485,908
Fannie Mae, 5.424%, 2016	4,305,487	4,768,795
Fannie Mae, 5.45%, 2016	690,000	756,965
Fannie Mae, 5.725%, 2016	3,702,186	4,128,571
Fannie Mae, 6.5%, 2016 - 2037	16,752,652	18,956,326
Fannie Mae, 3.309%, 2017	4,979,032	5,097,969
Fannie Mae, 4.99%, 2017	4,455,391	4,838,429
Fannie Mae, 5.05%, 2017 - 2019	3,049,572	3,339,909
Fannie Mae, 5.3%, 2017	756,518	832,194
Fannie Mae, 5.38%, 2017	1,997,556	2,196,174
Fannie Mae, 5.5%, 2017 - 2038	126,893,978	138,132,721
Fannie Mae, 5.505%, 2017	1,464,173	1,608,300
Fannie Mae, 6%, 2017 - 2037	43,153,266	47,676,942
Fannie Mae, 3.8%, 2018	1,742,760	1,821,649
Fannie Mae, 3.91%, 2018	1,660,291	1,744,459
Fannie Mae, 3.99%, 2018	1,600,000	1,684,566
Fannie Mae, 4%, 2018	1,627,750	1,717,709
Fannie Mae, 4.19%, 2018	913,251	972,714
Fannie Mae, 5.161%, 2018	816,705	900,452
Fannie Mae, 5.68%, 2018	1,128,227	1,237,468
Fannie Mae, 4.67%, 2019	1,180,000	1,273,495
Fannie Mae, 4.83%, 2019	1,617,848	1,755,887
Fannie Mae, 4.84%, 2019	625,458	679,980
Fannie Mae, 4.875%, 2019	5,328,666	5,856,673
Fannie Mae, 4.94%, 2019	428,370	466,287
Fannie Mae, 5.28%, 2019	584,669	642,649
Fannie Mae, 5.47%, 2019	389,515	421,312
Fannie Mae, 5.6%, 2019	1,423,507	1,550,741
Fannie Mae, 3.87%, 2020	1,889,435	1,937,219
Fannie Mae, 4.14%, 2020	1,161,679	1,211,709
Fannie Mae, 4.88%, 2020	1,021,992	1,093,033
Fannie Mae, 5.19%, 2020	1,956,972	2,115,018
Fannie Mae, 7.5%, 2024 - 2031	435,092	508,304
Fannie Mae, 4.5%, 2025	2,942,236	3,124,072
Freddie Mac, 4.375%, 2015	766,784	775,322
Freddie Mac, 4.5%, 2016 - 2028	15,012,206	15,798,425
Freddie Mac, 5%, 2016 - 2040	40,533,099	43,266,249
Freddie Mac, 6.5%, 2016 - 2038	5,246,110	5,900,489
Freddie Mac, 6%, 2017 - 2038	32,817,290	36,243,813
Freddie Mac, 4.186%, 2019	2,800,000	2,936,626
Freddie Mac, 5.085%, 2019	6,865,000	7,379,832

2

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.757%, 2020	7,831,538	$7,911,447
Freddie Mac, 3.32%, 2020	7,863,988	8,119,624
Freddie Mac, 4.224%, 2020	4,281,146	4,484,727
Freddie Mac, 4.251%, 2020	3,106,000	3,260,767
Freddie Mac, 5.5%, 2021 - 2038	51,064,175	55,617,947
Freddie Mac, 4%, 2025	13,547,799	14,143,902
Freddie Mac, FRN, 3.882%, 2017	5,323,000	5,593,861
Ginnie Mae, 4%, 2032	261,213	264,858
Ginnie Mae, 5.5%, 2033 - 2038	24,931,285	27,547,991
Ginnie Mae, 4.5%, 2039 - 2040	20,946,787	22,232,233
Ginnie Mae, 5.612%, 2058	12,169,634	13,114,007
Ginnie Mae, 6.357%, 2058	6,278,486	6,841,343

		$788,948,486

U.S. Government Agencies and Equivalents – 3.3%
Aid-Egypt, 4.45%, 2015	$6,204,000	$6,911,256
Farmer Mac, 5.5%, 2011 (n)	11,110,000	11,181,471
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	1,106,000	1,085,296
Small Business Administration, 6.35%, 2021	1,138,708	1,256,032
Small Business Administration, 6.34%, 2021	1,296,543	1,416,738
Small Business Administration, 6.44%, 2021	1,504,589	1,641,761
Small Business Administration, 6.625%, 2021	1,546,942	1,693,914
Small Business Administration, 6.07%, 2022	1,513,213	1,648,543
Small Business Administration, 4.98%, 2023	1,620,223	1,723,992
Small Business Administration, 4.89%, 2023	4,012,032	4,331,828
Small Business Administration, 4.77%, 2024	3,333,867	3,560,427
Small Business Administration, 5.52%, 2024	2,546,946	2,748,119
Small Business Administration, 4.99%, 2024	2,957,063	3,177,367
Small Business Administration, 4.86%, 2024	2,197,415	2,353,614
Small Business Administration, 4.86%, 2025	3,446,319	3,694,512
Small Business Administration, 5.11%, 2025	2,867,219	3,073,601
U.S. Department of Housing & Urban Development, 6.36%, 2016	7,000,000	7,067,291
U.S. Department of Housing & Urban Development, 6.59%, 2016	350,000	353,491

		$58,919,253

U.S. Treasury Obligations – 36.3%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,434,471
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	1,859,987
U.S. Treasury Bonds, 6%, 2026	5,933,000	7,514,512
U.S. Treasury Bonds, 6.75%, 2026	6,811,000	9,257,641
U.S. Treasury Bonds, 6.375%, 2027	2,309,000	3,048,600
U.S. Treasury Bonds, 5.25%, 2029	78,246,000	92,256,885
U.S. Treasury Bonds, 6.25%, 2030	3,166,000	4,175,656
U.S. Treasury Bonds, 4.5%, 2036	2,662,000	2,818,808
U.S. Treasury Bonds, 5%, 2037	4,133,000	4,707,743
U.S. Treasury Bonds, 4.375%, 2038	13,550,000	14,005,199
U.S. Treasury Bonds, 4.5%, 2039	45,602,300	47,882,415
U.S. Treasury Notes, 0.75%, 2011	45,000,000	45,142,380
U.S. Treasury Notes, 1.125%, 2012	12,294,000	12,368,440
U.S. Treasury Notes, 1.375%, 2012	37,757,100	38,080,112
U.S. Treasury Notes, 1.375%, 2013	16,769,000	17,045,420
U.S. Treasury Notes, 3.625%, 2013	5,523,000	5,867,111
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,755,518
U.S. Treasury Notes, 3.125%, 2013	48,289,000	51,171,274
U.S. Treasury Notes, 4%, 2014	2,232,000	2,431,485

3

MFS Government Securities Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.875%, 2014	$85,109,000	$87,848,488
U.S. Treasury Notes, 2.625%, 2014	16,750,000	17,669,944
U.S. Treasury Notes, 4%, 2015	13,740,000	15,200,947
U.S. Treasury Notes, 2.625%, 2016	4,787,000	5,009,892
U.S. Treasury Notes, 4.75%, 2017	11,447,000	13,228,439
U.S. Treasury Notes, 2.625%, 2018	41,351,000	42,074,643
U.S. Treasury Notes, 2.75%, 2019	7,197,600	7,303,880
U.S. Treasury Notes, 3.125%, 2019	23,276,000	24,154,297
U.S. Treasury Notes, 3.5%, 2020	19,949,000	20,969,783
U.S. Treasury Notes, TIPS, 1.281%, 2020	44,189,325	46,516,158

		$646,800,128

Total Bonds		$1,627,161,709

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
Put Options Purchased – 0.0%
U.S. Treasury Note 10 year Futures - June 2011 @ $120.50	$73	$10,266

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 8.2%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value	146,270,983	$146,270,983

Total Investments		$1,773,442,958

Other Assets, Less Liabilities – 0.4%		7,330,288

Net Assets – 100.0%		$1,780,773,246

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,266,767, representing 0.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Government Securities Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$10,266	$803,233,372	$—	$803,243,638
Corporate Bonds	—	8,748,106	—	8,748,106
Residential Mortgage-Backed Securities	—	788,948,486	—	788,948,486
Commercial Mortgage-Backed Securities	—	26,231,745	—	26,231,745
Mutual Funds	146,270,983	—	—	146,270,983

Total Investments	$146,281,249	$1,627,161,709	$—	$1,773,442,958

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,688,665,741

Gross unrealized appreciation	$86,489,711
Gross unrealized depreciation	(1,712,494)

Net unrealized appreciation (depreciation)	$84,777,217

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS Government Securities Fund

Supplemental Information (Unaudited) 5/31/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	162,661,736	102,304,214	(118,694,967)	146,270,983

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$56,253	$146,270,983

6

MFS® Global Real Estate Fund

QUARTERLY REPORT

May 31, 2011

MFS Global Real Estate Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Forest & Paper Products – 1.6%
Weyerhaeuser Co.	169,649	$3,654,237

Real Estate – 97.4%
Alexandria Real Estate Equities, Inc., REIT	22,008	$1,816,540
Associated Estates Realty Corp., REIT	34,051	574,100
Atrium European Real Estate Ltd.	975,960	6,662,965
Beni Stabili S.p.A.	2,310,513	2,493,794
Big Yellow Group PLC, REIT	429,560	2,411,714
BioMed Realty Trust, Inc., REIT	286,433	5,869,012
Boardwalk, REIT	1,815	90,183
Boston Properties, Inc., REIT	38,213	4,140,379
BR Malls Participacoes S.A.	598,471	6,926,370
British Land Co. PLC, REIT	255,585	2,517,963
Capital & Counties Properties PLC	796,699	2,357,714
CapitaLand Ltd.	1,871,030	4,687,625
CFS Retail Property Trust, REIT	2,168,533	4,347,847
Corio N.V., REIT	61,493	4,222,064
Cousins Properties, Inc., REIT	242,117	2,123,366
Digital Realty Trust, Inc., REIT	69,121	4,311,077
Douglas Emmett, Inc., REIT	85,266	1,794,849
Duke Realty Corp., REIT	113,079	1,700,708
DuPont Fabros Technology, Inc., REIT	124,231	3,247,398
Entertainment Properties Trust, REIT	76,165	3,700,096
Equity Lifestyle Properties, Inc., REIT	56,986	3,347,928
Equity Residential, REIT	25,435	1,572,646
Federal Realty Investment Trust, REIT	14,555	1,275,018
Global Logistic Properties Ltd. (a)	1,679,901	2,724,127
Hang Lung Properties Ltd.	774,256	3,225,507
HCP, Inc., REIT	30,492	1,156,866
Henderson Land Development Co. Ltd.	435,518	2,956,708
Home Properties, Inc., REIT	61,983	3,836,748
Host Hotels & Resorts, Inc., REIT	179,786	3,160,638
Japan Retail Fund Investment Corp., REIT	826	1,338,887
Kimco Realty Corp., REIT	104,055	2,030,113
Klepierre, REIT	81,889	3,496,503
Land Securities Group PLC	264,314	3,625,048
Link, REIT	1,775,526	6,038,389
Mack-Cali Realty Corp., REIT	54,815	1,938,258
Macquarie Goodman Group, REIT	3,620,002	2,845,432
Medical Properties Trust, Inc., REIT	440,543	5,445,111
Mid-America Apartment Communities, Inc., REIT	58,841	4,033,551
Mitsubishi Estate Co. Ltd.	364,135	6,506,374
Mitsui Fudosan Co. Ltd.	347,274	5,852,936
Nationwide Health Properties, Inc., REIT	27,496	1,204,325
New World Development Group	1,035,085	1,764,769
Nippon Building Fund, Inc., REIT	240	2,453,198
NTT Urban Development Corp.	3,116	2,680,729
Parkway Properties, Inc., REIT	207,651	3,812,472
Plum Creek Timber Co. Inc., REIT	55,114	2,233,219
ProLogis, REIT	60,314	998,800
Public Storage, Inc., REIT	42,772	5,061,638
Ramco-Gershenson Properties Trust, REIT	171,224	2,249,883
SEGRO PLC, REIT	1,374,676	7,354,535
Simon Property Group, Inc., REIT	85,159	10,053,872
SL Green Realty Corp., REIT	17,353	1,561,944

1

MFS Global Real Estate Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Starwood Property Trust, Inc., REIT	68,670	$1,492,886
Stockland, IEU	1,538,985	5,812,307
Sun Hung Kai Properties Ltd.	628,316	9,783,418
Tanger Factory Outlet Centers, Inc., REIT	62,452	1,714,932
Taubman Centers, Inc., REIT	41,455	2,510,929
Tokyo Tatemono Co. Ltd.	779,717	2,821,054
Unibail-Rodamco	25,607	5,785,833
Ventas, Inc., REIT	41,345	2,331,858
Vornado Realty Trust, REIT	54,613	5,372,827
Westfield Group, REIT	641,371	6,236,477
Westfield Retail Trust, REIT	616,667	1,753,775
Wharf Holdings Ltd.	613,596	4,516,753

		$223,964,985

Total Common Stocks		$227,619,222

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value	3,119,758	$3,119,758

Total Investments		$230,738,980

Other Assets, Less Liabilities – (0.3)%		(742,683)

Net Assets – 100.0%		$229,996,297

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Real Estate Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$101,328,224	$—	$—	$101,328,224
Hong Kong	28,285,544	—	—	28,285,544
Japan	—	21,653,178	—	21,653,178
Australia	—	20,995,838	—	20,995,838
United Kingdom	4,769,428	13,497,546	—	18,266,974
France	3,496,503	5,785,833	—	9,282,336
Singapore	7,411,752	—	—	7,411,752
Brazil	6,926,370	—	—	6,926,370
Austria	6,662,965	—	—	6,662,965
Other Countries	2,583,977	4,222,064	—	6,806,041
Mutual Funds	3,119,758	—	—	3,119,758

Total Investments	$164,584,521	$66,154,459	$—	$230,738,980

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Global Real Estate Fund

Supplemental Information (Unaudited) 5/31/11 - continued

Of the level 2 investments presented above, equity investments amounting to $23,505,442 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $27,955,036 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$173,097,501

Gross unrealized appreciation	$59,003,600
Gross unrealized depreciation	(1,362,121)

Net unrealized appreciation (depreciation)	$57,641,479

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,515,376	11,895,860	(13,291,478)	3,119,758

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,009	$3,119,758

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2011, are as follows:

United States	44.2%
Hong Kong	12.5%
Japan	9.6%
Australia	9.3%
United Kingdom	8.1%
France	4.1%
Singapore	3.3%
Brazil	3.0%
Austria	2.9%
Other Countries	3.0%

4

MFS® New Discovery Value Fund

QUARTERLY REPORT

May 31, 2011

MFS New Discovery Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11

Issuer	Shares/Par	Value ($)
Common Stocks – 48.3%
Aerospace – 0.9%
CAE, Inc. NPV	580	$7,415
Force Protection, Inc. (a)	2,535	12,269

		$19,684

Apparel Manufacturers – 0.9%
Hanesbrands, Inc. (a)	327	$9,911
The Jones Group, Inc.	660	8,131

		$18,042

Brokerage & Asset Managers – 0.5%
GFI Group, Inc.	2,224	$10,075

Business Services – 2.0%
CoreLogic, Inc. (a)	411	$7,443
Dun & Bradstreet Corp.	185	14,839
FleetCor Technologies, Inc. (a)	288	9,717
G&K Services, Inc.	329	10,406

		$42,405

Computer Software – 1.3%
Fair Isaac Corp.	522	$15,269
OBIC Co. Ltd.	70	12,588

		$27,857

Computer Software - Systems – 1.1%
Ingram Micro, Inc., “A” (a)	689	$13,098
NICE Systems Ltd., ADR (a)	279	9,932

		$23,030

Construction – 1.7%
Apogee Enterprises, Inc.	706	$9,347
Beacon Roofing Supply, Inc. (a)	467	10,232
Lennox International, Inc.	162	7,551
M/I Homes, Inc. (a)	748	9,402

		$36,532

Consumer Products – 0.5%
Prestige Brands Holdings, Inc. (a)	806	$10,405

Consumer Services – 0.5%
H&R Block, Inc.	595	$9,639

Containers – 0.9%
Graham Packaging Co., Inc. (a)	454	$10,301
Greif, Inc. NPV, “B”	126	7,750

		$18,051

Electrical Equipment – 0.5%
Generac Holdings, Inc. (a)	551	$10,144

Electronics – 3.4%
Entegris, Inc. (a)	940	$8,629
Entropic Communications, Inc. (a)	728	6,479
Intermec, Inc. (a)	916	11,065
MaxLinear, Inc., “A” (a)	1,107	10,085
Monolithic Power Systems, Inc. (a)	612	10,588
Oclaro, Inc. (a)	878	8,402
Teradyne, Inc. (a)	644	10,310
Veeco Instruments, Inc. (a)	93	5,356

		$70,914

1

MFS New Discovery Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.7%
Berry Petroleum Corp.	207	$10,849
Brigham Exploration Co. (a)	255	7,941
Carrizo Oil & Gas, Inc. (a)	267	10,202
Energy Partners Ltd. (a)	801	12,848
Energy XXI (Bermuda) Ltd. (a)	149	5,112
Epsilon Energy Ltd. (a)	262	1,065
Oasis Petroleum LLC (a)	254	7,684
Rodinia Oil Corp. (a)	582	1,069

		$56,770

Engineering - Construction – 0.5%
Foster Wheeler AG (a)	315	$10,792

Entertainment – 0.5%
Cinemark Holdings, Inc.	455	$9,896

Food & Beverages – 0.5%
Snyders-Lance, Inc.	467	$9,928

Gaming & Lodging – 0.9%
Bally Technologies, Inc. (a)	189	$7,448
WMS Industries, Inc. (a)	385	12,112

		$19,560

Insurance – 3.1%
Allied World Assurance Co.	203	$12,306
Aspen Insurance Holdings Ltd.	369	9,911
Everest Re Group Ltd.	112	9,965
Platinum Underwriters Holdings Ltd.	289	9,866
Symetra Financial Corp.	939	12,601
Willis Group Holdings PLC	250	10,375

		$65,024

Internet – 0.5%
Stamps.com, Inc.	804	$10,002

Leisure & Toys – 0.5%
Callaway Golf Co.	1,501	$10,162

Machinery & Tools – 3.8%
Cascade Corp.	324	$13,164
Charter International PLC	1,010	12,959
Columbus McKinnon Corp. (a)	260	5,070
Douglas Dynamics, Inc.	655	10,146
EnPro Industries, Inc. (a)	110	5,014
Herman Miller, Inc.	545	13,680
Interline Brands, Inc. (a)	604	11,156
Regal Beloit Corp.	110	7,590

		$78,779

Medical & Health Technology & Services – 3.7%
Almost Family, Inc. (a)	245	$7,401
Community Health Systems, Inc. (a)	262	7,504
Cross Country Healthcare, Inc. (a)	1,631	12,510
LHC Group, Inc. (a)	281	7,581
LifePoint Hospitals, Inc. (a)	241	10,122
Team Health Holdings, Inc. (a)	464	10,394
Teleflex, Inc.	163	10,122
VCA Antech, Inc. (a)	512	12,518

		$78,152

2

MFS New Discovery Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.5%
TMS International Corp., “A” (a)	720	$10,332

Natural Gas - Distribution – 1.3%
AGL Resources, Inc.	247	$10,154
NorthWestern Corp.	230	7,606
UGI Corp.	311	10,195

		$27,955

Other Banks & Diversified Financials – 5.5%
Associated Banc-Corp.	530	$7,468
Brookline Bancorp, Inc.	1,145	9,996
CapitalSource, Inc.	1,208	7,816
Cathay General Bancorp, Inc.	636	10,367
Center Financial Corp. (a)	1,525	9,974
CVB Financial Corp. NPV	1,110	9,957
First Interstate BancSystem, Inc.	522	7,412
International Bancshares Corp.	616	10,515
RSC Holdings, Inc. (a)	826	11,044
Sandy Spring Bancorp, Inc.	568	10,695
ViewPoint Financial Group	778	10,137
Wintrust Financial Corp.	304	9,871

		$115,252

Pollution Control – 0.5%
Progressive Waste Solutions Ltd.	396	$9,951

Railroad & Shipping – 0.5%
Diana Shipping, Inc. (a)	874	$10,042

Real Estate – 2.1%
Capstead Mortgage Corp., REIT	762	$10,112
Cogdell Spencer, Inc., REIT	1,897	11,382
Entertainment Properties Trust, REIT	208	10,105
Walter Investment Management Corp., REIT	729	12,772

		$44,371

Restaurants – 1.2%
P.F. Chang’s China Bistro, Inc.	254	$10,259
Red Robin Gourmet Burgers, Inc. (a)	141	5,175
Wendy’s/Arby’s Group, Inc., “A”	2,012	10,120

		$25,554

Specialty Chemicals – 1.4%
A. Schulman, Inc.	452	$11,521
Koppers Holdings, Inc.	266	10,675
Rockwood Holdings, Inc. (a)	148	7,783

		$29,979

Specialty Stores – 2.5%
American Eagle Outfitters, Inc.	724	$9,600
Ann, Inc. (a)	348	9,796
Destination Maternity Corp.	603	12,434
hhgregg, Inc. (a)	578	8,942
Kirkland’s, Inc. NPV (a)	870	11,362

		$52,134

Trucking – 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	122	$7,721
Landstar System, Inc.	214	10,126

		$17,847

3

MFS New Discovery Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/11 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.0%
El Paso Electric Co.	330	$10,276
Great Plains Energy, Inc.	477	10,098

		$20,374

Total Common Stocks		$1,009,634

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value	12,719	$12,719

Total Investments		$1,022,353

Other Assets, Less Liabilities – 51.1%		1,066,286

Net Assets – 100.0%		$2,088,639

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information.

4

MFS New Discovery Value Fund

Supplemental Information (Unaudited) 5/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$944,598	$—	$—	$944,598
Canada	19,515	—	—	19,515
United Kingdom	12,959	—	—	12,959
Japan	—	12,588	—	12,588
Greece	10,042	—	—	10,042
Israel	9,932	—	—	9,932
Mutual Funds	12,719	—	—	12,719

Total Investments	$1,009,765	$12,588	$—	$1,022,353

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS New Discovery Value Fund

Supplemental Information (Unaudited) 5/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$999,900

Gross unrealized appreciation	$23,319
Gross unrealized depreciation	(866)

Net unrealized appreciation (depreciation)	$22,453

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	978,429	(965,710)	12,719

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14	$12,719

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: July 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: July 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 15, 2011

*	Print name and title of each signing officer under his or her signature.